Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Loss after income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities [Abstract]
Loss after income tax benefit for the year	$ (11,640)	$ (5,690)	$ (24,778)
Adjustments for:
Loss on disposal of fixed assets	1	6
Depreciation and amortisation	194	217	290
Share-based payments	434	386	1,746
Net unrealised Foreign exchange	(82)	242	506
Issue of ordinary shares to Biomics			500
Impairment of prepayment			1,800
Change in operating assets and liabilities:
Increase in trade and other receivables	72	814	(854)
(Decrease) in other current assets	(121)	(182)	1,178
Increase in trade and other payables	1,259	114	(623)
(Decrease) in R&D grant receivable	112	(4,233)
(Decrease) in employee benefits	(23)	(3)	27
Increase in provision		25
Net cash used in operating activities	$ (9,794)	$ (8,304)	$ (20,208)